Other Income and Expenses - Other Operating Income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Income and Expenses
Government grants	€ 572	€ 535	€ 1,749	€ 1,940
Currency gains	139	(23)	67	(60)
Others	300	144	837	485
Total other operating income	€ 1,011	€ 679	€ 2,653	€ 2,425